Share-based payments	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
Note 8 – Share-based payments

New allotments during the six-month period ended June 30, 2022 that remain outstanding are set out below. All granted options and restricted stock units (RSU) are non-tradable and physically-settled:

Date of grant and eligible recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions	Contractual duration of the instrument (years)
Options awarded to CEO and Chairman on March 15, 2022	Options exercisable for ordinary shares	850	12 quarterly tranches	4 years

Options awarded to employees of the Company and subsidiaries on March 24, 2022	Options exercisable for ordinary shares	775	1/3 after one year and the balance in 8 quarterly tranches	4 years

Options awarded to employees of the Company on June 10, 2022	Options exercisable for ordinary shares	2,180	1/3 after one year and the balance in 8 quarterly tranches	4 years

Total options exercisable into shares		3,805

The fair value at the dates the options were awarded was estimated using a binomial option pricing model.

Breakdown of the parameters used for measuring fair value at the date the share-based payment plans were awarded:

Options
Fair value at date awarded	USD 1,107 thousand

Parameters taken into account in the fair value calculation:
Share price (USD at date awarded)	0.43-0.51
Exercise price (USD unlinked)	0.40-0.52
Expected volatility (weighted average)	94.87%-100.74%
Contractual term	4 years
Risk-free interest rate	2.03%-3.24%
Expected rate of dividend	0%

The expected volatility (standard deviation) was determined on the basis of share price volatility in similar companies, due to the Company’s limited historic share price performance since the date of the merger in January 2020 described in Note 1A above. The estimated Contractual Term of the options is the full contractual life of the option. The risk-free interest rate was based on US bonds, with time to maturity equivalent to the expected useful life of the options. Share price was used according to quoted share prices on Nasdaq.

The total expense over the six and three months ended June 30, 2022, amounted to approximately USD 1.0 million (NIS 3.4 million) and USD 0.3 million (NIS 1.0 million), respectively.